CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non‑current assets
Property, plant and equipment	$ 43,517	$ 22,675	$ 16,234
Intangible assets	181,445	125,228	174,901
Deferred tax assets	924,299	97,211	79,222
Research and development incentive receivables	94,854	76,706	47,488
Investment in a joint venture	9,268	9,912	1,323
Prepaid expenses	23,643	47,327	0
Other non-current assets	42,393	39,662	40,894
Total non‑current assets	1,319,419	418,721	360,064
Current assets
Inventories	407,233	310,550	228,353
Prepaid expenses	187,948	134,072	76,022
Trade and other receivables	904,471	496,687	275,697
Research and development incentive receivables	4,625	2,584	1,578
Financial assets	1,878,890	1,131,000	1,391,808
Cash and cash equivalents	1,499,936	2,048,844	800,740
Total current assets	4,883,103	4,123,737	2,774,197
Total assets	6,202,522	4,542,458	3,134,261
Equity attributable to owners of the parent
Share capital	7,227	7,058	6,640
Share premium	5,948,916	5,651,497	4,309,880
Translation differences	126,832	131,543	129,280
Accumulated losses	(1,571,804)	(2,404,844)	(2,109,791)
Other reserves	987,112	712,253	477,691
Total equity	5,498,283	4,097,507	2,813,699
Non-current liabilities
Provisions for employee benefits	1,803	1,449	870
Lease liabilities	32,520	15,354	9,009
Deferred tax liabilities	0	5,155	8,406
Total non-current liabilities	34,323	21,958	18,285
Current liabilities
Lease liabilities	6,533	4,646	3,417
Trade and other payables	649,993	414,013	295,679
Tax liabilities	13,390	4,334	3,181
Total current liabilities	669,916	422,993	302,277
Total liabilities	704,239	444,951	320,562
Total equity and liabilities	$ 6,202,522	$ 4,542,458	$ 3,134,261